Significant accounting policies (Details) - USD ($)		6 Months Ended
	Dec. 01, 2017	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Debt Instrument, Financial Covenants		$ 385,000,000
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		2,900,000		$ 2,800,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		1,100,000		800,000
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		800,000		700,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 2,900,000		$ 2,000,000
Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Hoegh Lng Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Accounting Standards Update 2016-02 [Member] | Adjustments Increase/(Decrease) [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset		$ 130,000.00	$ 150,000.00
Operating Lease, Liability, Noncurrent		$ 130,000.00	$ 150,000.00
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Statutory Reserve on Paid Up Capital Percentage		20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%